Income Tax Provision (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Federal and state loss carryforwards	$ 9,017	$ 5,409
Reserves, accruals and other	344	198
Depreciation and amortization	611	917
Deferred stock-based compensation	2,682	2,691
Capitalized research and development costs	965
Research and development credit carryforwards	6,655	6,675
Total deferred tax assets	20,274	15,890
Less: Valuation allowance	(20,274)	(15,890)
Net deferred tax assets, net